Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) amends the definitive proxy statement (the “2024 Proxy Statement”) originally filed by Lockheed Martin Corporation (the “Company”) with the Securities and Exchange Commission on March 15, 2024 relating to the Company’s 2024 Annual Meeting of Stockholders to be held on May 2, 2024. This Amendment is being filed solely to correct typographical errors in the transcription of certain text and webpage URLs in the stockholder proposals included in the 2024 Proxy Statement as Proposals 4, 5 and 6 and the inadvertent omission of certain text at the end of the stockholder proponent’s supporting statement for Proposal 5. Proposals 4, 5 and 6 are reproduced in full below with the full corrected text of the stockholder proponent’s supporting statements. Proposals 4, 5 and 6 as set forth below amend, replace, and correct Proposals 4, 5 and 6 of the originally filed 2024 Proxy Statement. The Company’s Board of Directors’ recommendation against Proposals 4, 5 and 6 are also reproduced below and are unchanged. If you have already submitted your proxy by voting your shares, you do not need to take any action unless you wish to change your vote.This Amendment should be read in conjunction with the 2024 Proxy Statement. From and after the date of this Amendment, any references to the “2024 Proxy Statement” are to the 2024 Proxy Statement as amended hereby. Except for the corrections specified above, all information in the 2024 Proxy Statement remains unchanged, is as of March 15, 2024, and does not reflect any information or events occurring after that date.
Entity Information [Line Items]
Entity Registrant Name	Lockheed Martin Corporation
Entity Central Index Key	0000936468